Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net Income / (Loss)	$ (3,494,070)	$ 899,191
Adjustments to reconcile net income / (loss) to net cash provided by operating activities
Depreciation	8,385,305	7,942,617
Loss on investment in affiliate	390,821	0
Amortization and write off of financing costs	227,728	207,627
Share based compensation	671,955	1,593,999
Gain from marketable securities, net	(3,113,306)	(1,394,665)
Unrealized gain on interest rate swaps	(508,816)	(891,635)
Equity in net income of affiliate net of dividends received	0	705,999
Changes in assets and liabilities:
Trade receivables, net	(960,685)	(1,416,270)
Other receivables	117,737	155,503
Prepaid expenses	117,788	(37,394)
Inventories	(472,062)	(496,403)
Due from related parties	(40,489)	(733,843)
Trade accounts payable	309,486	961,893
Accrued expenses	391,555	(655,666)
Due to related parties	458,125	0
Deferred income	(533,401)	545,731
Net cash from operating activities	1,947,671	7,386,684
Cash flow from investing activities
Acquisition of vessels and capital expenditures	(2,192,451)	(30,837,401)
Repayment from affiliate	2,000,000	0
Return of investment in affiliate	190,048	0
Other fixed assets	(38,889)	(117,409)
Release of restricted cash	0	8,980,000
Net cash used in investing activities	(41,292)	(21,974,810)
Cash flows from financing activities
Proceeds from long-term debt	0	28,908,750
Repayment of long-term debt	(7,213,625)	(21,113,813)
Payment of financing costs	(631,264)	(67,232)
Issuance of Class A common shares, net	(41,717)	(19,558)
Net cash from / (used in) financing activities	(7,886,606)	7,708,147
Net decrease in cash and cash equivalents	(5,980,227)	(6,879,979)
Cash and cash equivalents at the beginning of the period	17,676,885	14,563,517
Cash and cash equivalents at the end of the period	$ 11,696,658	$ 7,683,538